POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2018
Employee Benefits [Abstract]
Disclosure of net defined benefit liability (asset)
The following table shows the changes in the present value of the defined benefit obligation and the fair value of plan assets as at December 31, 2018:

	Defined benefit pension plan		Post-retirement plan
(US$ MILLIONS)	2018	2017	2018	2017
Changes in defined benefit obligation
Defined benefit obligation at beginning of year	$164	$162	$28	$29
Defined benefit obligation at acquisition	1,923	—	45	—
Service cost	10	1	1	—
Interest cost	35	6	2	1
Participant contributions	1	—	1	—
Insurance premiums for risk benefits	(2)	—	—	—
Foreign currency exchange changes	(12)	—	(2)	(1)
Actuarial gain due to financial assumption changes	(39)	6	(2)	—
Actuarial gain due to demographic assumption changes	(3)	(1)	—	—
Actuarial experience adjustments	2	(1)	—	(2)
Benefits paid from plan assets	(36)	—	(1)	—
Benefits paid from employer	(6)	(9)	(4)	1
Defined benefit obligation at end of year	$2,037	$164	$68	$28

Changes in fair value of plan assets
Fair value of plan assets at beginning of year	$(126)	$(116)	$—	$—
Fair value of plan assets at acquisition	(1,438)	—	—	—
Interest income	(29)	(4)	—	—
Return on plan assets (excluding interest income)	112	(9)	—	—
Foreign currency exchange rate changes	10	—	—	—
Employer contributions	(118)	(7)	(1)	—
Participant contributions	(2)	—	(1)	—
Employer direct settlements	(1)	—	1	(2)
Benefits paid from plan assets	41	8	2	—
Benefits paid from employer	1	1	(1)	2
Administrative expenses paid from plan assets	7	1	—	—
Insurance premiums for risk benefits	1	—	—	—
Fair value of plan assets at year end	$(1,542)	$(126)	$—	$—
Net liability at end of year	$495	$38	$68	$28
The following table summarizes the defined benefit obligation and the fair value of plan assets by geography as at December 31, 2018:

(US$ MILLIONS)	United States	Canada	Other	Total
Defined benefit pension plan
Defined benefit obligation	$1,573	$4	$460	$2,037
Fair value of plan assets	(1,211)	(3)	(328)	(1,542)
Net liability	$362	$1	$132	$495

Post-retirement plan
Defined benefit obligation at end of year	$49	$12	$7	$68
Net liability	$49	$12	$7	$68
The following table summarizes the defined benefit obligation and the fair value of plan assets by geography as at December 31, 2017:

(US$ MILLIONS)	United States	Canada	Other	Total
Defined benefit pension plan
Defined benefit obligation	$140	$4	$20	$164
Fair value of plan assets	(110)	(3)	(13)	(126)
Net liability	$30	$1	$7	$38

Post-retirement plan
Defined benefit obligation at end of year	$9	$13	$6	$28
Net liability	$9	$13	$6	$28
Amounts recognized in respect of these defined benefit and post-retirement plans during the year are as follows:

	Defined benefit pension plan		Post-retirement plan
(US$ MILLIONS)	2018	2017	2018	2017
Amounts recognized in profit and loss
Current service cost	$11	$1	$—	$—
Net interest expense	6	2	2	1
Administrative expense	7	1	—	—
Total expense recognized in profit and loss	$24	$4	$2	$1

Amounts recognized in other comprehensive income
Return on plan assets (excluding amounts included in net interest expense)	$113	$(7)	$—	$—
Actuarial gains and losses arising from changes in demographic assumptions	(4)	(1)	—	—
Actuarial gains and losses arising from changes in financial assumptions	(39)	6	(2)	—
Actuarial gains and losses arising from experience adjustments	2	(1)	—	(2)
Total expense (gain) recognized in other comprehensive income	$72	$(3)	$(2)	$(2)
Total expense (gain) recognized in comprehensive income	$96	$1	$—	$(1)

Disclosure of fair value of plan assets
The following table summarizes the fair value of plan assets by category as at December 31, 2018:

(US$ MILLIONS)	Level 1	Level 2 (1)	Level 3 (2)	Total
Cash and cash equivalents	$13	$1	$—	$14
Equity instruments	567	98	—	665
Debt instruments	440	264	127	831
Real Estate	—	8	—	8
Fixed insurance contracts	—	10	14	24
Total plan assets	$1,020	$381	$141	$1,542
____________________________________

(1)	Level 2 assets represent the net asset value of the underlying assets held by the investment fund. The assets are valued by the fund administrator.

(2)
Level 3 assets consist of insurance rights and equity and debt instruments pooled in an actively invested collective profit sharing arrangement with other third-party employers. The assets are valued using non-observable inputs by the plan administrator.

Disclosure of defined benefit plans and significant assumptions
The significant actuarial assumptions adopted are as follows:
Defined benefit plan

Discount rate	1.7% to 3.9%
Rate of compensation increase	1.7% to 2.6%
Post-retirement plan

Discount rate	3.9% to 5.6%
Health care cost trend on covered charges:
Immediate trend rate	4.0% to 8.0%
Ultimate trend rate	4.0% to 6.1%

Disclosure of sensitivity analysis for actuarial assumptions
The following table presents a sensitivity analysis of each assumption with the related impact on these liabilities as at December 31, 2018:

(US$ MILLIONS)	Percentage increase	Impact on liability	Percentage decrease	Impact on liability
Defined benefit pension plan
Discount rate	0.25% to 1%	$(138)	0.25% to 1%	$151
Rate of compensation increase	0.25% to 0.66%	14	0.25% to 0.66%	(15)

Post-retirement plan
Discount rate	0.25% to 1%	$(3)	0.25% to 1%	$3
Health care cost trend rates	0.5% to 1%	1	0.5% to 1%	(1)

Disclosure of future planned benefit payments under post-employment benefit plans
The following table summarizes future planned benefit payments under our defined benefit and post-retirement plans as at December 31, 2018:

(US$ MILLIONS)	Defined benefit pension plan	Post-retirement plan
2019	$79	$5
2020	83	5
2021	90	5
2022	92	5
2023	95	5
Thereafter	520	22
Total	$959	$47